12. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease commitments

	Fiscal Year Ending
	2018	2019
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$78,156	$21,446

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	47,054	–

Total Lease Commitments	$125,210	$21,446